Stock Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Stock Options and Warrants [Abstract]
Summary of options and activity

	Number of Options	Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding options at January 1, 2012	0	$0.00
Options granted	95,824	$4.80	5.0 years
Options exercised	0	$0.00
Options canceled/forfeited	0	$0.00

Outstanding options at December 31, 2012	95,824	$4.80	4.4 years	$-0-
Options granted	—
Options exercised	—
Options canceled/forfeited	(6,708)

Outstanding options at December 31, 2013	86,116	4.80	3.4 years	$-0-

Vested Options:
December 31, 2013:	85,044	$4.80	3.4 years	$-0-
December 31, 2012:	84,804	$4.80	4.4 years	$-0-

Summary of unexpired warrants outstanding
Expiration Date	Exercise Price	Shares
July 1, 2014	$6.00	8,333
October 1, 2014	$6.00	8,333
January 1, 2015	$3.60	8,333

Summary of Warrants outstanding and exercisable

	Warrants Outstanding	Weighted Average Exercise Price
Balance, January 1, 2012	18,467	$8.133
Granted	25,000	$4.299
Exercised	—	$.0000
Canceled	18,465	$7.854
Balance, December 31, 2012	25,002	$4.50

Granted	8,333	$3.60
Exercised	8,333	$900
Canceled	1	$3.803
Balance, December 31, 2013	25,001	$5.199

Outstanding and Exercisable,
December 31, 2013	25,001	$5.199

Outstanding and Exercisable,
December 31, 2012	25,002	$4.50